Refund of WoW Game Points - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Acquired Finite-Lived Intangible Assets [Line Items]
Liability related to refund of WOW game points								¥ 169,998,682	$ 26,128,319	¥ 169,998,682
Other operating income					¥ 26,000,000	$ 4,000,000
Legal liability					2 years	2 years
Liability related to refund of WOW game points, release period					20 years	20 years
World of Warcraft Game Points Refund Agent
Acquired Finite-Lived Intangible Assets [Line Items]
Liability related to refund of WOW game points							¥ 200,400,000	¥ 170,000,000	$ 26,100,000
Cash paid to refund WOW game points	¥ 0	$ 0	¥ 0	¥ 0	¥ 0	$ 0	¥ 4,000,000